Document and Entity Information	May 07, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001632970
Document Type	8-K
Document Period End Date	May 07, 2026
Entity Registrant Name	American Healthcare REIT, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-41951
Entity Tax Identification Number	47-2887436
Entity Address, Address Line One	18191 Von Karman Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	949
Local Phone Number	270-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	AHR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false